Changes in Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, tax	$ 27	¥ 2,265
Net unrealized gains (losses) on investment in securities, tax	(29)	(2,379)	(6,610)	30,939
Reclassification adjustment included in net income, tax	(39)	(3,289)	(1,206)	(3,406)
Defined benefit pension plans, tax	16	1,339	(4,567)	8,169
Reclassification adjustment included in net income, tax	1	88	(358)	193
Foreign currency translation adjustments, tax	3	245	(4,487)	2,309
Reclassification adjustment included in net income, tax	0	(31)	(235)	(198)
Net unrealized gains (losses) on derivative instruments, tax	6	488	743	274
Reclassification adjustment included in net income, tax	$ (2)	¥ (150)	¥ 323	¥ 116